Royalties receivable Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 29,999,009		$ 6,011,159
Royalties receivable	$ 1,060,000		$ 0	$ 0
Discounting rate for royalties	12.50%
HPQ 2016 Contract [Member]
Disclosure of performance obligations [line items]
Transaction price received		$ 1,000,000
Percentage of royalty on net sales	10.00%
Royalties receivable	$ 1,100,000
HPQ Nano Contract [Member]
Disclosure of performance obligations [line items]
Transaction price received	$ 2,400,000
Percentage of royalty on net sales	10.00%
Royalties receivable	$ 500,000
Less than one year | HPQ 2016 Contract [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	200,000
Less than one year | HPQ Nano Contract [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	50,000
2022 | HPQ 2016 Contract [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	250,000
2022 | HPQ Nano Contract [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	100,000
2-3 years | HPQ Nano Contract [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	150,000
2024 | HPQ Nano Contract [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 200,000